SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	19. SUBSEQUENT EVENTS At-The-Market Sales – Subsequent to March 31, 2024, the Company issued 1,256,000 common shares in at-the-market offerings under prospectus supplement for gross proceeds of $993.